Equity - Schedule of Changes of Accumulated Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Elements that will not be reclassified in profit or loss [Member]
Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	$ (413)	$ (338)
Opening balances, Fair value changes of equity instruments designated as at fair value through other comprehensive income	9,669	4,302	4,123
Opening balances, Income tax	(2,500)	(1,071)	(1,116)
Opening balances, Subtotal	6,756	2,893	3,007
Other comprehensive income for the year, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	115	(75)	(130)
Other comprehensive income for the year, Fair value changes of equity instruments designated as at fair value through other comprehensive income	(212)	5,367	179
Other comprehensive income for the year, Income tax	893	(1,429)	(12)
Other comprehensive income for the year, Subtotal	796	3,863	37
Reclassifications from reserves ,New measurements of net defined benefit liability and actuarial results for other employee benefit plans			(208)
Reclassifications from reserves ,Fair value changes of equity instruments designated as at fair value through other comprehensive income
Reclassifications from reserves ,Income tax			57
Reclassifications from reserves ,Subtotal			(151)
Balances ending, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(298)	(413)	(338)
Balances ending, Fair value changes of equity instruments designated as at fair value through other comprehensive income	9,457	9,669	4,302
Balances ending, Income tax	(1,607)	(2,500)	(1,071)
Balances ending, Subtotal	7,552	6,756	2,893
Elements that can be reclassified in profit or loss [Member]
Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, Fair value changes of financial assets at fair value through other comprehensive income	9,142	268	(45,468)
Opening balances, Cash flow accounting hedge	9,401	(103,782)	111,694
Opening balances, Participation in other comprehensive income of entities registered under the equity method	(74)	(190)	(21)
Opening balances, Income tax	(983)	31,382	(27,595)
Opening balances, Subtotal	17,486	(72,322)	38,610
Opening balances, Total	24,242	(69,429)	41,617
Other comprehensive income for the year, Fair value changes of financial assets at fair value through other comprehensive income	(4,664)	8,874	48,076
Other comprehensive income for the year, Cash flow accounting hedge	(21,798)	113,183	(215,476)
Other comprehensive income for the year, Participation in other comprehensive income of entities registered under the equity method	26	116	(169)
Other comprehensive income for the year, Income tax	5,175	(32,365)	58,977
Other comprehensive income for the year, Subtotal	(21,261)	89,808	(108,592)
Other comprehensive income for the year, Total	(20,465)	93,671	(108,555)
Reclassifications from reserves ,Fair value changes of financial assets at fair value through other comprehensive income			(2,340)
Reclassifications from reserves ,Cash flow accounting hedge
Reclassifications from reserves ,Participation in other comprehensive income of entities registered under the equity method
Reclassifications from reserves ,Income tax
Reclassifications from reserves ,Subtotal			(2,340)
Reclassifications from reserves ,Total			(2,491)
Balances ending, Fair value changes of financial assets at fair value through other comprehensive income	4,478	9,142	268
Balances ending, Cash flow accounting hedge	(12,397)	9,401	(103,782)
Balances ending, Participation in other comprehensive income of entities registered under the equity method	(48)	(74)	(190)
Balances ending, Income tax	4,192	(983)	31,382
Balances ending, Subtotal	(3,775)	17,486	(72,322)
Balances ending, Total	$ 3,777	$ 24,242	$ (69,429)